Sale Of Management/Deconsolidation of Navios Containers - Gain on Sale (Table) (Details) $ in Thousands	8 Months Ended
Aug. 30, 2019 USD ($)
Gain Loss On Sale Of Investments [Abstract]
Cash consideration	$ 3,000
Less: Transaction fees	(1,088)
Proceeds received	1,912
Net liabilities derecognized	158,795
Loan payable to NSM assumed	(141,795)
Book value of general partner interest in Navios Partners	(3,212)
Book value of Other fixed assets	(6,213)
Lease liability, net	315
Increase in operating capital	7,890
Gain on sale	$ 9,802